Cover Page	Sep. 16, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	AMERICAN INTERNATIONAL GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8787
Entity Tax Identification Number	13-2592361
Entity Address, Address Line One	1271 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(212)
Local Phone Number	770-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $2.50 Per Share
Trading Symbol	AIG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000005272